Other Income - Schedule of Other Income (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Other Income [Abstract]
Agency income				$ 1,170,664	$ 150,709	$ 2,662,034
Others			$ 49,895	134,230	17,280	326
Total				$ 1,304,894	$ 167,989	$ 2,662,360